Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2020
Revenue From Contract With Customer [Abstract]
Revenue from Contracts with Customers

3. Revenue from Contracts with Customers

Disaggregation of Revenue

Revenue by source consisted of the following (in thousands):

	Years Ended December 31,
	2020	2019	2018
Consoles	$32,871	$12,187	$1,226
Consumables	6,742	1,563	523
Total product revenue	39,612	13,750	1,749
Service and other revenue	10,323	1,328	258
Total revenue	$49,935	$15,078	$2,007

For the years ended December 31, 2020 and 2019, $3.1 million and $0.5 million  of consoles revenue were from console operating lease arrangements. There was no such lease revenue for the year ended December 31, 2018.

The maturity of the Company’s operating leases as of December 31, 2020 was as follows (in thousands):

Years Ending December 31:
2021	$4,431
2022	1,699
Total minimum lease payments	6,130

Performance Obligations

As of December 31, 2020, the aggregate amount of the transaction price allocated to the remaining performance obligations related to customer service contracts that are unsatisfied or partially unsatisfied was $3.8 million, which is recorded as deferred revenue on the Company’s balance sheet. Of that amount, $3.2 million will be recognized as revenue during the year ended December 31, 2021 and approximately $0.6 million thereafter.

Contract Liabilities

The contract liabilities consist of deferred revenue which represents payments received in advance of revenue recognition related to console service agreements and for prepayments for products or services yet to be delivered. Revenue under these agreements is recognized over the related service period. The following table summarizes the Company’s contract liabilities (in thousands):

	December 31,
	2020	2019
Deferred revenue, current	$3,201	$883
Deferred revenue, noncurrent	570	134
Total deferred revenue	$3,771	$1,017

During the year ended December 31, 2020, 2019 and 2018, the Company recognized $0.9 million, $0.3 million, and $0.3 million of revenue, respectively, that was included in the deferred revenue balance at the beginning of the period.